UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2007

                   DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMERCIAL PAPER (A) -- 92.6%
--------------------------------------------------------------------------------
                                                 FACE AMOUNT          VALUE
                                                ------------       ------------
ASSET BACKED -- 29.3%
    Atomium Funding (B)
        5.321%, 05/03/07                         $ 4,000,000       $  3,998,833
        5.299%, 05/04/07                           3,783,000          3,781,344
        5.322%, 05/09/07                           4,261,000          4,256,029
        5.320%, 06/21/07                           3,000,000          2,977,688
        5.311%, 06/28/07                           3,000,000          2,974,625
        5.317%, 07/06/07                          10,000,000          9,903,750
    Barton Capital (B)
        5.310%, 05/08/07                           1,816,000          1,814,150
        5.301%, 05/10/07                          12,746,000         12,729,175
        5.292%, 05/11/07                           3,495,000          3,489,927
        5.310%, 07/09/07                           3,000,000          2,970,158
        5.315%, 07/13/07                           4,542,000          4,494,107
    Beethoven Funding (B)
        5.330%, 05/04/07                             557,000            556,754
        5.303%, 05/17/07                           4,825,000          4,813,742
        5.299%, 05/22/07                           3,000,000          2,990,813
        5.304%, 06/01/07                          10,000,000          9,954,619
        5.298%, 06/06/07                           6,500,000          6,465,875
        5.301%, 06/08/07                           1,392,000          1,384,271
        5.309%, 06/18/07                           3,000,000          2,979,040
    CAFCO (B)
        5.293%, 05/08/07                           4,700,000          4,695,202
        5.305%, 05/17/07                           3,000,000          2,993,027
        5.291%, 06/08/07                          10,000,000          9,944,583
    Chesham Finance (B)
        5.301%, 05/01/07                          11,000,000         11,000,000
        5.319%, 06/15/07                           5,000,000          4,967,063
        5.342%, 07/09/07                             960,000            950,395
        5.385%, 07/16/07                             530,000            524,126
    Dollar Thrifty Funding
        5.292%, 05/25/07                           1,776,000          1,769,760
    Edison Asset Securitization (B)
        5.310%, 06/01/07                             518,000            515,649
        5.320%, 06/05/07                             441,000            438,762
        5.322%, 06/12/07                           4,415,000          4,388,061
        5.332%, 07/02/07                             433,000            429,115
        5.347%, 08/01/07                             654,000            645,292
    Giro Funding (B)
        5.311%, 05/01/07                             740,000            740,000
        5.300%, 05/09/07                           6,500,000          6,492,373
        5.304%, 05/25/07                           3,000,000          2,989,440
        5.311%, 06/05/07                           4,233,000          4,211,435
        5.320%, 07/02/07                          10,000,000          9,909,583
    Manhattan Asset Funding (B)
        5.299%, 05/07/07                           7,107,000          7,100,746
        5.291%, 05/15/07                           3,800,000          3,792,212
        5.297%, 06/05/07                           6,485,000          6,451,899
        5.302%, 07/02/07                           4,200,000          4,162,025

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- CONTINUED
--------------------------------------------------------------------------------
                                                 FACE AMOUNT          VALUE
                                                ------------       ------------
ASSET BACKED -- CONTINUED
    Scaldis Capital (B)
        5.308%, 06/18/07                         $ 1,000,000       $    992,980
        5.314%, 07/20/07                           4,441,000          4,389,682
    Sheffield Receivables (B)
        5.298%, 05/17/07                          10,000,000          9,976,578
    Windmill Funding (B)
        5.295%, 06/01/07                          12,000,000         11,945,647
                                                                   ------------
                                                                    198,950,535
                                                                   ------------
BANKS -- 15.4%
    Bank of America
        5.315%, 06/15/07                           1,800,000          1,788,165
        5.300%, 06/28/07                           5,000,000          4,957,869
        5.303%, 07/02/07                           2,050,000          2,031,500
    Credit Suisse First Boston (B)
        5.299%, 05/21/07                           6,000,000          5,982,567
        5.280%, 06/21/07                           4,661,000          4,626,598
    Goldman Sachs Group
        5.286%, 05/16/07                           6,000,000          5,987,125
        5.292%, 07/30/07                           4,000,000          3,948,400
        5.305%, 08/31/07                           5,000,000          4,912,736
    JPMorgan Chase
        5.288%, 05/09/07                             415,000            414,516
        5.288%, 05/10/07                             796,000            794,955
        5.289%, 05/11/07                             878,000            876,720
        5.294%, 05/21/07                             601,000            599,257
        5.311%, 06/06/07                             183,000            182,045
        5.303%, 06/11/07                             230,000            228,622
        5.319%, 06/13/07                             143,000            142,108
        5.306%, 06/18/07                             557,000            553,123
        5.313%, 06/20/07                             169,000            167,777
        5.312%, 06/25/07                             334,000            331,347
        5.326%, 06/29/07                             191,000            189,369
        5.317%, 07/05/07                             295,000            292,217
        5.312%, 07/09/07                             524,000            518,788
        5.308%, 07/10/07                             159,000            157,395
        5.316%, 07/13/07                             279,000            276,064
        5.306%, 07/16/07                             181,000            179,021
        5.285%, 07/17/07                             186,000            183,927
        5.316%, 07/18/07                             136,000            134,471
        5.323%, 07/23/07                             125,000            123,504
        5.335%, 07/31/07                             248,000            244,740
        5.337%, 08/06/07                             573,000            564,972
    Rabobank USA Finance
        5.291%, 05/01/07                          20,000,000         20,000,000
        5.265%, 05/02/07                             198,000            197,971
        5.298%, 05/15/07                           4,000,000          3,991,973
        5.305%, 06/06/07                             100,000             99,473
        5.303%, 08/13/07                           5,000,000          4,925,394

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- CONTINUED
--------------------------------------------------------------------------------
                                                 FACE AMOUNT          VALUE
                                                ------------       ------------
BANKS -- CONTINUED
    Societe Generale
        5.306%, 05/01/07                         $20,000,000       $ 20,000,000
        5.306%, 05/04/07                             150,000            149,934
        5.299%, 07/11/07                           4,674,000          4,625,789
        5.335%, 08/08/07                           5,000,000          4,928,569
        5.320%, 08/15/07                           1,418,000          1,396,351
        5.353%, 10/05/07                           3,000,000          2,932,490
                                                                   ------------
                                                                    104,637,842
                                                                   ------------
CONSUMER PRODUCTS -- 16.7%
    Avon Capital (B)
        5.289%, 05/11/07                           5,000,000          4,992,708
        5.301%, 06/01/07                           6,625,000          6,595,107
        5.303%, 06/18/07                           5,260,000          5,223,112
    Eaton Corporation
        5.291%, 05/01/07                           5,000,000          5,000,000
    Estee Lauder
        5.289%, 05/01/07                          25,000,000         25,000,000
    Harley Davidson Funding (B)
        5.264%, 05/23/07                           1,200,000          1,196,179
        5.260%, 05/31/07                           6,000,000          5,974,000
    John Deere Capital (B)
        5.298%, 05/17/07                           4,550,000          4,539,383
        5.299%, 06/07/07                           6,000,000          5,967,749
        5.314%, 06/08/07                             400,000            397,775
        5.304%, 06/15/07                           5,000,000          4,967,375
        5.298%, 07/03/07                           5,050,000          5,003,780
    Johnson & Johnson (B)
        5.253%, 05/11/07                           5,000,000          4,992,778
    Leggett & Platt
        5.327%, 05/01/07                          21,550,000         21,550,000
    Procter & Gamble (B)
        5.287%, 05/11/07                           4,300,000          4,293,765
        5.304%, 05/21/07                           3,750,000          3,739,083
        5.312%, 05/24/07                           4,137,000          4,123,150
                                                                   ------------
                                                                    113,555,944
                                                                   ------------
FINANCE -- 25.6%
    Barclays US Funding
        5.286%, 05/08/07                             900,000            899,081
        5.289%, 06/07/07                             950,000            944,893
        5.310%, 06/29/07                             194,000            192,331
        5.324%, 08/22/07                           5,000,000          4,918,624
    CIT Group (B)
        5.287%, 06/04/07                          10,000,000          9,950,417
        5.312%, 06/25/07                           4,400,000          4,364,910
        5.340%, 07/13/07                           4,000,000          3,957,741
        5.298%, 07/16/07                           3,000,000          2,966,877
    General Electric Capital
        5.278%, 06/08/07                           1,825,000          1,814,983
        5.316%, 07/23/07                           6,000,000          5,928,205
    Greenwich Capital
        5.301%, 05/01/07                          20,000,000         20,000,000

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- CONTINUED
--------------------------------------------------------------------------------
                                                 FACE AMOUNT          VALUE
                                                ------------       ------------
FINANCE -- CONTINUED
    HBOS Treasury Services
        5.271%, 05/01/07                         $ 4,000,000       $  4,000,000
        5.317%, 05/04/07                             210,000            209,907
        5.312%, 05/11/07                           1,490,000          1,487,827
        5.305%, 05/15/07                           3,000,000          2,993,892
        5.291%, 05/21/07                             500,000            498,542
        5.278%, 05/31/07                           1,547,000          1,540,374
        5.313%, 06/08/07                           4,500,000          4,475,205
        5.298%, 06/15/07                             125,000            124,178
        5.297%, 06/18/07                           4,700,000          4,667,194
        5.311%, 06/29/07                             100,000             99,140
        5.297%, 07/03/07                           2,575,000          2,551,422
        5.305%, 07/12/07                             400,000            395,804
    HSBC Finance
        5.285%, 06/22/07                           8,370,000          8,306,890
        5.349%, 08/06/07                             850,000            838,068
    ING Funding
        5.286%, 05/08/07                           3,250,000          3,246,689
        5.298%, 05/29/07                           1,040,000          1,035,745
        5.307%, 06/04/07                           3,591,000          3,573,229
        5.296%, 06/22/07                           2,500,000          2,481,078
        5.296%, 07/06/07                           1,100,000          1,089,453
        5.300%, 07/10/07                           9,000,000          8,908,436
    International Lease Finance
        5.291%, 05/01/07                           1,130,000          1,130,000
        5.326%, 08/01/07                           4,000,000          3,946,947
    Prudential (B)
        5.268%, 05/11/07                           6,000,000          5,991,300
        5.286%, 06/04/07                           2,000,000          1,990,102
        5.297%, 07/06/07                          20,000,000         19,808,233
        5.320%, 07/18/07                           1,250,000          1,235,933
        5.298%, 07/20/07                           4,300,000          4,250,024
    UBS Finance
        5.275%, 05/01/07                             100,000            100,000
        5.328%, 05/18/07                             203,000            202,492
        5.302%, 05/24/07                           2,296,000          2,288,270
        5.303%, 06/01/07                           3,055,000          3,041,241
        5.306%, 06/05/07                           2,300,000          2,288,305
        5.326%, 06/12/07                           1,300,000          1,292,083
        5.309%, 06/20/07                           1,000,000            992,694
        5.303%, 06/25/07                             981,000            973,139
        5.296%, 07/06/07                           9,100,000          9,012,746
        5.306%, 07/19/07                           3,200,000          3,163,204
        5.333%, 08/06/07                           4,000,000          3,944,009
                                                                   ------------
                                                                    174,111,857
                                                                   ------------
FOOD & BEVERAGES -- 4.6%
    Coca-Cola Enterprises (B)
        5.282%, 05/03/07                          16,000,000         15,995,324
        5.296%, 05/08/07                           2,321,000          2,318,622
        5.298%, 05/09/07                           7,615,000          7,606,082
        5.288%, 05/11/07                           2,300,000          2,296,633
    McCormick (B)
        5.279%, 05/23/07                           3,000,000          2,990,485
                                                                   ------------
                                                                     31,207,146
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- CONCLUDED
--------------------------------------------------------------------------------
                                                 FACE AMOUNT          VALUE
                                                ------------       ------------
TRANSPORTATION SERVICES -- 1.0%
    UPS of America (B)
        5.377%, 07/31/07                         $ 5,000,000       $  4,935,259
        5.237%, 08/31/07                           2,000,000          1,965,772
                                                                   ------------
                                                                      6,901,031
                                                                   ------------
    TOTAL COMMERCIAL PAPER
        (Cost $629,364,355)                                         629,364,355
                                                                   ------------
--------------------------------------------------------------------------------
TIME DEPOSIT -- 4.2%
--------------------------------------------------------------------------------
    Wachovia Bank N.A.
        5.200%, 05/01/07 (Cost $28,533,268)       28,533,268         28,533,268
                                                                   ------------
--------------------------------------------------------------------------------
U.S. AGENCY BACKED BONDS -- 1.9%
--------------------------------------------------------------------------------
    FNMA
        3.875%, 05/15/07                           9,300,000          9,294,792
        3.750%, 05/17/07                           3,500,000          3,497,556
                                                                   ------------
    TOTAL U.S. AGENCY BACKED BONDS
        (Cost $12,792,348)                                           12,792,348
                                                                   ------------
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 1.5%
--------------------------------------------------------------------------------
BANKS -- 1.5%
    Citibank N.A.
        5.310%, 05/08/07                           5,000,000          5,000,000
    Credit Suisse First Boston
        5.640%, 06/22/07                           5,000,000          5,001,072
                                                                   ------------
                                                                     10,001,072
                                                                   ------------
    TOTAL CERTIFICATES OF DEPOSIT
        (Cost $10,001,072)                                           10,001,072
                                                                   ------------
    TOTAL INVESTMENTS -- 100.2%
        (Cost $680,691,043)+                                       $680,691,043
                                                                   ============

          PERCENTAGES ARE BASED ON NET ASSETS OF $679,272,208
       + FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.
     (A)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
     (B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THESE SECURITIES WAS $362,419,598 AND REPRESENTED 53.4% OF NET ASSETS.
    FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
    N.A.  NORTH ASSOCIATION

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.
                                                              UCM-QH-002-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          ------------------------------
                                          James F. Volk, President

Date: June 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          ------------------------------
                                          James F. Volk, President

Date: June 28, 2007


By (Signature and Title)*                 /s/ Michael Lawson
                                          ------------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer
Date: June 28, 2007


*  Print the name and title of each signing officer under his or her signature.